Other revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other revenue
Other revenue
Revenue from contracts with customers	₨ 938,476	₨ 502,097	₨ 320,527
Marketing revenue
Other revenue
Revenue from contracts with customers	₨ 938,476	₨ 502,097	₨ 320,527